Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2024
Loans and advances to customers [abstract]
Summary of loans and advances to customers

Loans and advances to customers by type
in EUR million	30 June 2024	31 December 2023
Loans to public authorities	17,475	14,384
Residential mortgages	339,358	329,506
Other personal lending	35,360	36,571
Corporate Lending	276,394	272,472
	668,588	652,933

Loan loss provisions	-5,901	-5,621
	662,687	647,313